Process Plant (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Loss on sale of equipment	$ 616,547		$ 40,000
Assets held sale	$ 40,000			$ 40,000
Pend Oreille Mill Purchase [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of plant		$ 20,000
Loss on sale of equipment		$ 308,273